Summary of Significant Accounting Policies (Details)	12 Months Ended
Dec. 28, 2014
Minimum [Member] | Building and building equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of the assets	20 years
Minimum [Member] | Land And Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of the assets	10 years
Minimum [Member] | Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of the assets	2 years
Maximum [Member] | Building and building equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of the assets	30 years
Maximum [Member] | Land And Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of the assets	20 years
Maximum [Member] | Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of the assets	13 years